Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss	$ (8,214)	$ (5,243)	$ (5,813)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation	5,500	5,567	5,768
Amortization of special survey costs	133	73	236
Amortization and write-off of financing costs	386	153	164
Vessel impairment charge	2,282		3,998
Gain from debt extinguishment	(4,306)
Loss from financial derivative instrument	19
Stock compensation		355
Bad debt provisions	13	231
Changes in assets and liabilities:
Inventories	209	157	(590)
Trade accounts receivable, net	(1,895)	747	(1,226)
Prepayments and other assets	227	62	321
Special surveys cost	(588)		(364)
Trade accounts payable	2,499	(858)	2,012
Due to related parties	1,277	2,672	1,832
Hire collected in advance	422	(415)	(1,714)
Accrued and other liabilities	(167)	176	(178)
Net cash provided by / (used in) operating activities	(2,203)	3,677	4,446
Cash flows from investing activities:
Advances for ballast water treatment system	(99)
Net cash used in investing activities	(99)
Cash flows from financing activities:
Proceeds from long-term debt	44,500
Repayment of long-term debt	(43,640)	(6,963)	(7,263)
Gross proceeds from issuance of common stock	315	4,800
Common stock offerings costs	(407)	(414)
Payment of financial derivative instrument	(47)
Payment of financing costs	(908)	(190)	(22)
Net cash used in financing activities	(187)	(2,767)	(7,285)
Net (decrease) / increase in cash and cash equivalents and restricted cash	(2,489)	910	(2,839)
Cash and cash equivalents and restricted cash at the beginning of the year	6,693	5,783	8,622
Cash and cash equivalents and restricted cash at end of the year	4,204	6,693	5,783
SUPPLEMENTAL INFORMATION:
Cash paid for interest	4,283	2,549	2,779
Non-cash financing activities - increase in promissory note		$ 2,500